Statement of Operations (USD $)	12 Months Ended		125 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012
Revenues	$ 0	$ 0	$ 0
Expenses:
Geological and geophysical costs	1,107,560	1,526,572	14,259,580
Salaries and benefits	434,149	1,314,732	3,916,356
Public relations	52,440	35,881	776,482
Depreciation	63,297	61,129	879,530
Legal	65,385	192,096	894,577
Professional services	81,788	93,258	1,268,588
General and administrative	260,315	107,228	1,972,436
Travel	51,018	53,280	242,507
Settlement expense	0	13,241,020	13,241,020
Impairment loss	0	0	16,092,870
Net operating expenses	2,115,952	16,625,196	53,543,946
Loss from operations	(2,115,952)	(16,625,196)	(53,543,946)
Other income (expense):
Interest income	869	776	198,624
Interest expense	(364,804)	(673,405)	(5,924,276)
Debt conversion expense	0	0	(103,437)
Gain (loss) on sale of assets	0	7,795	(42,453)
Gain (loss) on change in fair value of warrant liability	18,428	(3,700,389)	(3,674,034)
Other income	0	1,125,000	1,350,390
Income from Elle Venture	0	0	300,000
Foreign exchange gain	0	0	505
Gain on settlement of debt to related party	0	0	7,366
Total other income (expense)	(345,507)	(3,240,223)	(7,887,315)
Loss before income taxes	(2,461,459)	(19,865,419)	(61,431,261)
Income tax expense	0	0	0
Net loss	$ (2,461,459)	$ (19,865,419)	$ (61,431,261)
Basic and diluted net loss per share of common stock	$ 0.00	$ (0.04)	$ (0.53)
Basic and diluted weighted average number of shares of common stock outstanding	618,542,673	444,262,699	116,683,766